Employee Termination, Asset Impairment and Other Charges Employee Termination, Asset Impairment and Other Charges - Schedule of Employee Termination Benefits and Other Charges - Odawara (Detail) (Details) - USD ($)
	3 Months Ended								12 Months Ended
	Jul. 01, 2016	Apr. 01, 2016	Jan. 01, 2016	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 122,000,000	$ 140,000,000	$ 27,000,000	$ 56,000,000	$ 104,000,000	$ 10,000,000	$ 53,000,000	$ 9,000,000	$ 308,000,000	$ 94,000,000	$ 33,000,000
Non-cash portion of employee termination, asset impairment and other charges									41,000,000	86,000,000	62,000,000
Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									128,000,000	$ 0	$ 0
Cash payments									114,000,000
Non-cash portion of employee termination, asset impairment and other charges									0
Restructuring Reserve Balance	14,000,000								14,000,000
One-time Termination Benefits [Member] | Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									119,000,000
Cash payments									104,000,000
Non-cash portion of employee termination, asset impairment and other charges									(1,000,000)
Restructuring Reserve Balance	14,000,000								14,000,000
Contract Termination [Member] | Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									9,000,000
Cash payments									10,000,000
Non-cash portion of employee termination, asset impairment and other charges									1,000,000
Restructuring Reserve Balance	$ 0								$ 0